Catalyst/Millburn Hedge Strategy Fund

MUTUAL FUND SERIES TRUST

Catalyst/Millburn Hedge Strategy Fund

(the “Fund”)

January 15, 2016

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus and the Prospectus for the Fund, each dated December 15, 2015.

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The performance table contained under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary: Catalyst/Millburn Hedge Strategy Fund - Performance” is replaced in its’ entirety with the following:

Average Annual Total Returns

(For periods ended December 31, 2014)

	1 Year	5 Year	10 Year	Since Inception (January 1, 1997)
Catalyst/Millburn Hedge Strategy Fund Class I Shares *	21.99%	8.47%	8.98%	11.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%	0.09%	1.54%	2.36%
Credit Suisse Managed Futures Hedge Fund Index	18.37%	3.78%	4.29%	5.93%
S&P 500 Index	13.69%	15.45%	7.67%	6.47%

* Includes the effect of performance fees paid by the investors of the predecessor limited liability company.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 15, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Catalyst/Millburn Hedge Strategy Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	[1]	21.99%	8.47%	8.98%	11.60%	Jan. 01, 1997
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		0.03%	0.09%	1.54%	2.36%
Credit Suisse Managed Futures Hedge Fund Index		18.37%	3.78%	4.29%	5.93%
S&P 500 Index		13.69%	15.45%	7.67%	6.47%
[1]	Includes the effect of performance fees paid by the investors of the predecessor limited liability company.